Assets Under Development (Tables)	6 Months Ended
Jun. 30, 2026
Extractive Industries [Abstract]
Schedule for Assets Under Development

	June 30, 2026	December 31, 2025
(in thousands of $)	FLNG Esperanza	FLNG Gimi	FLNG Esperanza	Total
Opening balance	1,228,129	1,762,632	498,565	2,261,197
Transferred from vessels and equipment, net and other current assets	—	—	76,270	76,270
Additions	162,294	65,381	596,711	662,092
Interest costs capitalized	40,262	38,816	56,583	95,399
Reimbursement of capital spares invoiced to bp at COD	—	(43,152)	—	(43,152)
Derecognition on commencement of sales-type lease (note 5)	—	(1,823,677)	—	(1,823,677)
Closing balance	1,430,685	—	1,228,129	1,228,129

Schedule of Fiscal Year Maturity
As of June 30, 2026, the estimated timing of the outstanding payments is as follows. Of the total amount, $53.6 million and $21.7 million are presented within “Accrued expenses” and “Trade accounts payable”, respectively, in the consolidated balance sheets:

(in thousands of $)
Period ending June 30,
2026 (1)	243,829
2027	445,346
2028	239,024
2029	61,246
Total	989,445
(1) For the six months ending December 31, 2026.